                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21409

                        Pioneer Municipal High Income Advantage Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
Pioneer Municipal High
Income Advantage Trust

NQ | June 30, 2016

Ticker Symbol: MAV

Principal Amount USD ($)		Value

	TAX EXEMPT OBLIGATIONS - 140.1% of Net Assets (a)
	Alabama - 1.6%
2,500,000	Alabama Industrial Development Authority, Pine City Fiber Co., 6.45%, 12/1/23	$ 2,510,325
2,500,000	Huntsville-Redstone Village Special Care Facilities Financing Authority, Redstone Village Project, 5.5%, 1/1/43	2,512,300
		$ 5,022,625
	Arizona - 0.0%†
32,000	County of Pima, AZ, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	$ 32,290
	California - 17.2%
6,990,000	California County Tobacco Securitization Agency, Asset-Backed, Gold County Funding Corp., 5.25%, 6/1/46	$ 6,989,930
38,610,000(b)	California County Tobacco Securitization Agency, Capital Appreciaiton, Stanislaus County, Subordinated, Series A, 6/1/46	5,445,554
1,845,000	California Educational Facilities Authority, Stanford University, 5.25%, 4/1/40	2,819,012
1,550,000	California Enterprise Development Authority, Sunpower Corp., 8.5%, 4/1/31	1,784,484
5,000,000	California Pollution Control Financing Authority, 5.0%, 7/1/37 (144A)	5,171,950
3,000,000	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	3,678,720
1,875,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.875%, 11/1/43	2,015,644
757,342(c)	California Statewide Communities Development Authority, Microgy Holdings Project, 9.0%, 12/1/38	8
1,500,000(d)	City of Madera, CA, Irrigation Financing Authority, 6.25%, 1/1/31	1,782,390
1,500,000(d)	City of Madera, CA, Irrigation Financing Authority, 6.5%, 1/1/40	1,795,320
2,500,000	City of San Jose, CA, Series B, 5.0%, 3/1/37 (AMBAC Insured)	2,568,025
1,000,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, 5.125%, 6/1/47	1,000,600
3,140,000(e)	Lehman Municipal Trust Receipts, RIB, 12.489%, 11/1/39 (144A) (AGM Insured)	3,861,917
8,575,000(e) (f)	Lehman Municipal Trust Receipts, RIB, 12.402%, 6/1/37 (AGM Insured)	9,583,163
1,000,000	River Islands Public Financing Authority, Community Facilities, 5.5%, 9/1/45	1,113,320
2,425,000(f)	State of California, Various Purposes, 5.75%, 4/1/31	2,757,564
465,000	Tobacco Securitization Authority of Southern California, Series A-1, 5.125%, 6/1/46	465,019
		$ 52,832,620
	Colorado - 0.5%
1,500,000	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43	$ 1,608,495
	Connecticut - 3.7%
2,235,000	Mohegan Tribal Finance Authority, 7.0%, 2/1/45 (144A)	$ 2,270,894
7,200,000(f)	State of Connecticut, Series E, 4.0%, 9/1/30	8,078,184
1,000,000	Town of Hamden, CT, Whitney Center Project, Series A, 7.75%, 1/1/43	1,058,750
		$ 11,407,828
	District of Columbia - 3.3%
2,635,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.5%, 5/15/33	$ 3,298,836
6,825,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	6,861,036
		$ 10,159,872
	Florida - 4.3%
1,500,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/41	$ 1,804,935
1,500,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/46	1,801,545
2,500,000	County of Miami-Dade, FL, Aviation Revenue, Series B, 5.5%, 10/1/41	2,817,300
5,000,000	Florida's Turnpike Enterprise, Department of Transportation, Series A, 4.0%, 7/1/32	5,637,550
1,000,000(d)	Hillsborough County Industrial Development Authority, Various Health Facilities, 8.0%, 8/15/32	1,230,030
		$ 13,291,360
	Georgia - 4.0%
900,000	DeKalb County Georgia Hospital Authority, DeKalb Medical Center, Inc. Project, 6.0%, 9/1/30	$ 1,049,976
750,000	DeKalb County Georgia Hospital Authority, DeKalb Medical Center, Inc. Project, 6.125%, 9/1/40	867,937

Principal Amount USD ($)		Value
	Georgia - (continued)
8,750,000	Private Colleges & Universities Authority, Emory University, Series A, 5.0%, 10/1/43	$ 10,553,113
		$ 12,471,026
	Guam - 0.4%
1,000,000	Guam Department of Education, Certificates of Participation, John F. Kennedy High School, Series A, 6.625%, 12/1/30	$ 1,102,350
	Idaho - 0.7%
2,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$ 2,004,880
	Illinois - 3.8%
1,000,000(f)	City of Country Club Hills, IL, Sales Tax, 5.0%, 12/1/31 (NATL Insured)	$ 1,003,100
417,400(e)	Illinois Finance Authority, Clare Oaks Project, Series B, 4.0%, 11/15/52	293,795
261,000(b)	Illinois Finance Authority, Clare Oaks Project, Series C-1, 11/15/52	9,333
52,200(b)	Illinois Finance Authority, Clare Oaks Project, Series C-2, 11/15/52	14,238
52,200(b)	Illinois Finance Authority, Clare Oaks Project, Series C-3, 11/15/52	8,959
3,000,000	Illinois Finance Authority, Greenfields of Geneva Project, Series A, 8.125%, 2/15/40	2,463,840
2,500,000	Illinois Finance Authority, Greenfields of Geneva Project, Series A, 8.25%, 2/15/46	2,054,300
1,450,000	Illinois Finance Authority, Memorial Health System, 5.5%, 4/1/39	1,601,250
2,000,000	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, 6.0%, 8/15/39	2,334,520
280,000	Illinois Finance Authority, Swedish Covenant, Series A, 6.0%, 8/15/38	316,243
1,680,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	1,594,774
		$ 11,694,352
	Indiana - 0.6%
250,000	City of Carmel, IN, Barrington Carmel Project, Series A, 7.0%, 11/15/32	$ 286,222
750,000	City of Carmel, IN, Barrington Carmel Project, Series A, 7.125%, 11/15/42	859,350
500,000	City of Carmel, IN, Barrington Carmel Project, Series A, 7.125%, 11/15/47	571,410
		$ 1,716,982
	Kansas - 0.4%
1,000,000	Kansas Development Finance Authority, Hayes Medical Center, Inc., Series Q, 5.0%, 5/15/35	$ 1,091,310
	Louisiana - 5.7%
7,000,000	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41	$ 7,969,290
2,500,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, 6.75%, 11/1/32	2,687,900
1,650,000(d)	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A, 5.5%, 5/15/47	1,721,082
4,350,000(d)	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A, 5.5%, 5/15/47	4,509,558
750,000	Opelousas Louisiana General Hospital Authority, Opelousas General Health System Project, 5.75%, 10/1/23	753,082
		$ 17,640,912
	Maine - 1.9%
1,500,000	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 7.5%, 7/1/32	$ 1,807,545
3,500,000	Maine Turnpike Authority, Series A, 5.0%, 7/1/42	4,125,870
		$ 5,933,415
	Maryland - 3.7%
2,000,000	Maryland Health & Higher Educational Facilities Authority, Charlestown Community, 6.25%, 1/1/45	$ 2,379,460
2,225,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	2,488,173
1,250,000	Maryland Health & Higher Educational Facilities Authority, Doctor's Community Hospital, 5.75%, 7/1/38	1,405,862
4,500,000	Maryland Health & Higher Educational Facilities Authority, Maryland University Medical System, Series A, 5.0%, 7/1/43	5,166,720
		$ 11,440,215
	Massachusetts - 7.8%
2,575,000	Massachusetts Development Finance Agency, Broad Institute, Inc., Series A, 5.25%, 4/1/37	$ 3,021,170

Principal Amount USD ($)		Value
	Massachusetts - (continued)
987,904	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series A-1, 5.5%, 11/15/46	$ 940,999
2,200,000	Massachusetts Development Finance Agency, Partner's Healthcare System, Series M-4, 5.0%, 7/1/39	2,597,760
8,000,000	Massachusetts Development Finance Agency, WGBH Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	11,120,720
4,325,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/32	6,438,238
		$ 24,118,887
	Michigan - 3.6%
2,000,000	Flint Michigan Hospital Building Authority, Hurley Medical Center, 7.375%, 7/1/35	$ 2,295,180
2,235,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A, 6.25%, 7/1/40	2,241,101
560,000	Michigan Public Educational Facilities Authority, Crescent Academy, 7.0%, 10/1/36	593,813
5,000,000	Michigan State University, Series A, 5.0%, 8/15/41	6,057,900
		$ 11,187,994
	Minnesota - 0.7%
2,000,000	Bloomington Port Authority, Radisson Blu Mall of America, 9.0%, 12/1/35	$ 2,220,180
	Montana - 0.2%
2,445,000(c)	City of Hardin, MT, Tax Allocation, Rocky Mountain Power, Inc. Project, 6.25%, 9/1/31	$ 488,755
1,000,000(c)	Two Rivers Authority, Inc., 7.375%, 11/1/27	119,940
		$ 608,695
	Nevada - 2.2%
4,500,000(d)	City of Reno, NV, Renown Regional Medical Center Project, Series A, 5.25%, 6/1/41	$ 4,689,900
2,000,000	County of Washoe, NV, Fuel Tax, 5.0%, 2/1/43	2,189,800
		$ 6,879,700
	New Jersey - 8.8%
7,500,000	New Jersey Economic Development Authority, Continental Airlines, 5.75%, 9/15/27	$ 8,636,625
3,500,000(e)	New Jersey State Turnpike Authority, RIB, 13.128%, 1/1/28 (144A) (AGM Insured)	7,020,580
15,375,000(b)	New Jersey Transportation Trust Fund Authority, 12/15/27 (BHAC Insured)	11,516,490
		$ 27,173,695
	New York - 6.9%
5,000,000	New York State Dormitory Authority, Columbia University, 5.0%, 10/1/41	$ 5,882,100
2,000,000	New York State Dormitory Authority, Orange Medical Center, 6.125%, 12/1/29	2,189,880
7,500,000	New York State Dormitory Authority, Series C, 5.0%, 3/15/39	9,165,600
1,500,000	New York State Dormitory Authority, Trustees of Columbia University, 5.0%, 10/1/45	2,303,715
1,379,463	Westchester County Healthcare Corp., Series A, 5.0%, 11/1/44	1,614,386
		$ 21,155,681
	Ohio - 7.3%
3,000,000(d)	Akron Bath Copley Joint Township Hospital District, Akron General Health System, 5.0%, 1/1/31	$ 3,589,380
2,500,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.875%, 6/1/47	2,478,025
9,945,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.5%, 6/1/47	10,201,581
3,000,000	Ohio State Water Development Authority, First Energy Generation Project, Series A, 3.0%, 5/15/19	3,025,500
2,500,000(f)	State of Ohio, Common Schools, Series B, 5.0%, 6/15/29	3,033,625
		$ 22,328,111
	Oregon - 0.7%
2,000,000	Oregon State Facilities Authority, Samaritan Health Services, Series A, 5.25%, 10/1/40	$ 2,216,240

	Pennsylvania - 9.4%
1,965,000	Pennsylvania Economic Development Financing Authority, US Airways Group, Series B, 8.0%, 5/1/29	$ 2,314,495
5,000,000	Pennsylvania Economic Development Financing Authority, USG Corp. Project, 6.0%, 6/1/31	5,002,250
5,000,000	Pennsylvania Turnpike Commission, Series D, 5.3%, 12/1/41	5,582,750
500,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.625%, 6/1/50	519,910
6,000,000	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.2%, 12/1/43	7,040,220

Principal Amount USD ($)		Value
	Pennsylvania - (continued)
1,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.5%, 6/15/33 (144A)	$ 1,071,010
2,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.75%, 6/15/43 (144A)	2,150,960
5,000,000	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System, Series A, 5.0%, 7/1/34	5,094,850
		$ 28,776,445
	Puerto Rico - 1.4%
6,500,000(f)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$ 4,338,880
	Rhode Island - 0.7%
1,355,000(c)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 336,433
1,500,000	Rhode Island Health & Educational Building Corp., Tockwatten Home Issue, 8.375%, 1/1/46	1,780,875
		$ 2,117,308
	South Carolina - 2.1%
4,400,000(g)	Tobacco Settlement Revenue Management Authority, Series B, 6.375%, 5/15/30	$ 6,425,892
	South Dakota - 1.4%
4,000,000	South Dakota Health & Educational Facilities Authority, Sanford Health, Series B, 4.0%, 11/1/44	$ 4,317,480
	Tennessee - 2.9%
5,000,000	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, 6.5%, 7/1/38	$ 5,848,800
3,000,000	Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health System Project, Series C, 5.25%, 9/1/36	3,021,420
		$ 8,870,220
	Texas - 19.5%
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34	$ 1,068,040
1,500,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	1,595,430
2,500,000	Central Texas Regional Mobility Authority, Sub Lien, 6.75%, 1/1/41	3,074,325
2,500,000(f)	County of Harris TX, Series A, 5.0%, 10/1/26	3,245,750
5,000,000(f)	Goose Creek Consolidated Independent School District, Series C, 4.0%, 2/15/26 (PSF-GTD Insured)	5,862,050
2,663,453(c)	Gulf Coast Industrial Development Authority, Microgy Holdings Project, 7.0%, 12/1/36	27
3,000,000	Houston Higher Education Finance Corp., St. John's School Project, Series A, 5.0%, 9/1/38	3,450,270
2,000,000	Lubbock Health Facilities Development Corp., Carillon Project, Series A, 6.625%, 7/1/36	2,027,420
3,355,000	North Texas Tollway Authority, Series A, 5.0%, 1/1/30	4,144,297
9,750,000(d)	North Texas Tollway Authority, Series F, 5.75%, 1/1/33	10,492,462
1,500,000	Red River Health Facilities Development Corp., MRC Crestview, Series A, 8.0%, 11/15/41	1,762,140
2,000,000(f)	Richardson Independent School District, School Building, 5.0%, 2/15/38 (PSF-GTD Insured)	2,410,440
6,960,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38	6,061,882
1,000,000	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 8.125%, 11/15/39	852,200
750,000	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 8.25%, 11/15/44	639,345
1,000,000(c)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, 9.0%, 10/1/30	116,240
3,365,000	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC, 7.0%, 12/31/38	4,284,621
2,500,000	Travis County Health Facilities Development Corp., Longhorn Village Project, 7.125%, 1/1/46	2,861,625
5,000,000(f)	Tyler Independent School District, School Building, 5.0%, 2/15/38 (PSF-GTD Insured)	6,026,100
		$ 59,974,664
	Virginia - 3.6%
2,000,000	County of Washington, VA, Industrial Development Authority, Mountain States Health Alliance, Series C, 7.75%, 7/1/38	$ 2,291,000
3,000,000	Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/47	2,909,880
5,000,000	Virginia Public School Authority Revenue, 4.0%, 8/1/25 (State Aid Withholding)	5,982,500
		$ 11,183,380
	Washington - 5.0%
2,500,000	University of Washington, Series B, 5.0%, 6/1/29	$ 3,178,100
1,500,000(d)	Washington State Health Care Facilities Authority, Kadlec Regional Medical Center, 5.5%, 12/1/39	1,796,835

Principal Amount USD ($)		Value
	Washington - (continued)
2,000,000	Washington State Health Care Facilities Authority, VA Mason Medical, Series A, 6.125%, 8/15/37	$ 2,112,020
2,000,000	Washington State Health Care Facilities Authority, VA Mason Medical, Series A, 6.25%, 8/15/42	2,115,980
1,100,000	Washington State Housing Finance Commission, Mirabella Project, Series A, 6.75%, 10/1/47	1,218,998
5,000,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A, 5.625%, 1/1/27	5,052,750
		$ 15,474,683
	West Virginia - 0.6%
2,000,000(c)	City of Philippi, WV, Alderson-Broaddus College, Inc., Series A, 7.75%, 10/1/44	$ 1,200,100
725,000(c)	West Virginia Hospital Finance Authority, Highland Hospital Group, 9.125%, 10/1/41	676,396
		$ 1,876,496
	Wisconsin - 3.5%
5,000,000	Public Finance Authority, Glenridge Palmer Ranch, Series A, 8.25%, 6/1/46	$ 6,290,300
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	812,018
1,500,000	Public Finance Authority, SearStone CCRC Project, Series A, 8.625%, 6/1/47 (144A)	1,807,950
1,500,000(d)	Wisconsin Health & Educational Facilities Authority, Pro Healthcare, Inc. Group, 6.625%, 2/15/39	1,729,800
		$ 10,640,068
	TOTAL TAX EXEMPT OBLIGATIONS
	(Cost $383,528,980)	$ 431,335,231

	MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.3% of Net Assets
13,000,000(e)	Non-Profit Preferred Funding Trust I, Series E, 0.0%, 9/15/37 (144A)	$ 895,050

	TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
	(Cost $13,000,000)	$ 895,050

	TEMPORARY CASH INVESTMENTS - 4.4% of Net Assets

	TREASURY BILL - 4.4%
13,750,000(b)	U.S. Treasury Bill, 7/14/16	$ 13,749,382
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $13,748,908)	$ 13,749,382
	TOTAL INVESTMENTS IN SECURITIES - 144.8%
	(Cost - $410,277,888) (h)	$ 445,979,663
	OTHER ASSETS AND LIABILITIES - 3.9%	$ 11,965,368
	PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING DIVIDENDS PAYABLE - (48.7)%	$ (150,011,864)
	NET ASSETS APPLICABLE TO COMMON SHAREOWNERS -100.0%	$ 307,933,167

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2016, the value of these securities amounted to $24,250,311, or 7.9% of total net assets applicable to common shareowners.

RIB	Residual Interest Bond. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at June 30, 2016.
†	Amount rounds to less than 0.1%.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Security is in default.
(d)
Prerefunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(e)	The interest rate is subject to change periodically. The interest rate shown is the rate at June 30, 2016.
(f)	Represents a General Obligation Bond.
(g)	Escrow to maturity.

(h)	At June 30, 2016, the net unrealized appreciation on investments based on cost for federal tax purposes of $404,733,390 was as follows:
Aggregate gross unrealized appreciation for all investments in which there
	is an excess of value over tax cost	$ 59,381,746
Aggregate gross unrealized depreciation for all investments in which there
	is an excess of tax cost over value	(18,135,473)
	Net unrealized appreciation	$ 41,246,273

For financial reporting purposes net unrealized appreciation on investments was $35,701,775 and cost of investments aggregated $410,277,888.

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2016, in valuing the Trust's investments.
Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2016, in valuing the Trust's investments.

	Level 1	Level 2	Level 3	Total

Tax Exempt Obligations	$ –	$ 431,335,231	$ –	$ 431,335,231
Municipal Collateralized Debt Obligation	$ –	$ 895,050	$ –	$ 895,050
Treasury Bill	$ –	$ 13,749,382	$ –	$ 13,749,382
Total	$ –	$ 445,979,663	$ –	$ 445,979,663

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Municipal High Income Advantage Trust

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date August 26, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date August 26, 2016

* Print the name and title of each signing officer under his or her signature.